STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Stock Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 29, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Stock options outstanding at June 30, 2017, Shares | shares	4,910,142
Stock options forfeited or expired, Shares | shares	(98,532)
Stock options granted, Shares | shares	412,285
Stock options exercised, Shares | shares	(525,525)
Stock options outstanding at June 29, 2018, Shares | shares	4,698,370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Stock options outstanding at June 30, 2017, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 69.89
Stock options forfeited or expired, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	88.51
Stock options granted, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	119.70
Stock options exercised, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	64.25
Stock options outstanding at June 29, 2018, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 74.50
Stock options exercisable at June 29, 2018, Shares | shares	3,084,969
Stock options exercisable June 29, 2018, Weighted Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 64.34
Stock options outstanding at June 29, 2018, Weighted Average Remaining Contractual Term (in years)	6 years 6 months 11 days
Stock options exercisable at June 29, 2018, Weighted Average Remaining Contractual Term (in years)	5 years 8 months 16 days
Stock options outstanding at June 29, 2018, Aggregate Intrinsic Value | $	$ 329,050
Stock options exercisable at June 29, 2018, Aggregate Intrinsic Value | $	$ 247,420